TAXES ON INCOME (Schedule Of Changes In Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Uncertain tax positions, beginning of year	$ 2,160	$ 4,686
Decreases in tax positions for prior years	(304)	(3,880)
Increases in tax positions for prior years	18	49
Increase in tax position for current year	499	1,305
Uncertain tax positions, end of year	$ 2,373	$ 2,160